Income Taxes Deferred Income Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 68,024	$ 68,024
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	9,471	8,416
Deferred Tax Assets, Derivative Instruments	36,503	65,688
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	39,588	50,226
Deferred Tax Assets, Loans and Leases Receivable, Allowance	24,168	31,198
Deferred Tax Assets, Purchase Accounting	33,919	25,209
Deferred Tax Assets, Federal Deposit Insurance Corporation Clawback Liability	0	19,283
Deferred Tax Asset, Security and Loan Valuations	5,743	17,299
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	7,282	6,312
Deferred Tax Assets, Nonaccrual Interest on Loans	3,666	5,933
Deferred Tax Assets, Other	21,264	14,624
Deferred Tax Assets, Gross	249,628	312,212
Deferred Tax Assets, Valuation Allowance	(5,258)	(5,365)
Deferred Tax Assets, Net of Valuation Allowance	244,370	306,847
Deferred Tax Liabilities, Leasing Arrangements	66,071	49,958
Deferred Tax Liabilities, Mortgage Servicing Rights	80,678	27,563
Deferred Tax Liabilities, Purchase Accounting	12,176	17,676
Deferred Tax Liabilities Unrealized Gains on Available For Sale Securities	4,279	12,494
Deferred Tax Liabilities, Property, Plant and Equipment	7,481	9,481
Deferred Tax Liabilities, Tax Deferred Income	2,246	3,371
Deferred Tax Liabilities, Other	20,064	15,427
Deferred Tax Liabilities, Gross	192,995	135,970
Deferred Tax Assets, Net	$ 51,375	$ 170,877